Pensions -Summary of Pensions (Detail) - GBP (£) £ in Billions	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Other schemes	£ (0.5)	£ (0.5)
Total IAS 19 deficit, gross of tax	(5.3)	(6.8)
Total IAS 19 deficit, net of tax	£ (4.5)	£ (5.7)
Discount rate (nominal)	2.85%	2.65%
Discount rate (real)	(0.39%)	(0.44%)
RPI inflation	3.25%	3.10%
CPI inflation	1.0% below RPI until 31 March 2023 and 1.1% below RPI thereafter	1.0% below RPI until 31 March 2023 and 1.1% below RPI thereafter
BTPS [member]
Disclosure of net defined benefit liability (asset) [line items]
IAS 19 liabilities - BTPS	£ (55.6)	£ (56.2)
Assets - BTPS	£ 50.8	£ 49.9